UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® New York Municipal
Income Fund

October 31, 2009

1.809090.105

NFY-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount (000s)	Value (000s)
Commonwealth Of Mariannas - 0.3%
Northern Mariana Islands Gen. Oblig. Series 2003 A, 6.75% 10/1/33 (Pre-Refunded to 10/1/13 @ 100) (c)	$ 4,300	$ 5,075
New York - 92.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	3,147
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series 2007 A1, 5% 8/1/12	500	512
Series 2007 A2, 5% 8/1/11	750	765
Erie County Gen. Oblig. Series 2002 A:
5% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,625	2,727
5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,736
5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,028
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,703
5.75% 5/1/20 (FSA Insured)	1,400	1,506
5.75% 5/1/21	1,755	1,880
5.75% 5/1/22	4,900	5,227
5.75% 5/1/23	1,000	1,063
Series 2004:
5.75% 5/1/17	5,950	6,486
5.75% 5/1/19 (FSA Insured)	5,000	5,399
5.75% 5/1/23 (FSA Insured)	9,620	10,322
5.75% 5/1/25 (FSA Insured)	2,000	2,136
5.75% 5/1/26	8,985	9,565
Series 2007 A, 5.75% 5/1/27	5,000	5,381
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,559
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,098
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,718
Hempstead Local Dev. Corp. Rev. (Adelphi Univ. Proj.):
Series 2009 A:
5% 2/1/12	1,000	1,064
5% 2/1/14	1,035	1,128
Series 2009 B, 5.25% 2/1/39	1,200	1,227
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) Series 2001, 5% 12/1/10 (a)	7,000	7,022
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	$ 2,010	$ 1,376
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	18,969
Series 2006 E, 5% 12/1/17	10,000	10,796
Series 2009 A:
5.75% 4/1/39	6,500	7,019
6.25% 4/1/33	1,655	1,872
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,160
5.75% 7/1/31	3,025	3,126
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,181
5.5% 7/1/23	5,000	5,196
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,255
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000	1,041
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,556
5% 8/1/13	1,650	1,726
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,034
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	75	78
Series 2001 B, 5.875% 11/1/11	540	560
Series 2001 C, 5.625% 11/1/10	270	270
Series 2001 D, 5.625% 11/1/10	1,225	1,269
New York City Gen. Oblig.:
Series 1997 B, 6.5% 8/15/11	1,000	1,094
Series 2000 A, 6.5% 5/15/11	195	203
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,720
Series 2002 A, 5.75% 8/1/14	5,000	5,482
Series 2002 A1, 5.25% 11/1/14	1,350	1,451
Series 2002 B:
5.75% 8/1/14	3,000	3,289
5.75% 8/1/15	3,500	3,820
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2003 A:
5.5% 8/1/14	$ 3,205	$ 3,551
5.5% 8/1/20	7,000	7,558
Series 2003 E, 5.25% 8/1/14	3,390	3,726
Series 2003 J:
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,864
5.5% 6/1/19	2,395	2,585
5.5% 6/1/20 (AMBAC Insured)	6,000	6,458
Series 2004 B, 5.25% 8/1/15	9,855	10,901
Series 2005 F, 5.25% 8/1/12	2,000	2,110
Series 2005 G:
5.25% 8/1/16	9,010	10,087
5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,289
Series 2005 O, 5% 6/1/22	5,000	5,240
Series 2006 A, 5% 8/1/19	3,000	3,194
Series 2008 A1, 5.25% 8/15/27	15,000	16,089
Series 2008 D1, 5.125% 12/1/23	5,000	5,335
Series I-1, 5% 4/1/17	7,215	7,831
New York City Health & Hosp. Corp. Rev.:
Series 2002 A:
5.5% 2/15/16 (FSA Insured)	2,605	2,722
5.5% 2/15/17 (FSA Insured)	3,000	3,120
5.5% 2/15/18 (FSA Insured)	2,500	2,589
5.5% 2/15/19 (FSA Insured)	1,250	1,290
Series 2008 A, 5.5% 2/15/21	9,630	10,420
New York City Indl. Dev. Agcy. Civic Facility Rev. (Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,323
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	1,575	1,575
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,045
Series 2002 A:
5% 6/15/32	5,000	5,062
5.125% 6/15/34	16,500	16,816
Series 2002 G:
5.125% 6/15/32	3,000	3,043
5.125% 6/15/32 (FGIC Insured)	4,750	4,818
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2003 A, 5.125% 6/15/34	$ 4,200	$ 4,280
Series 2003 E:
5% 6/15/34	2,000	2,040
5% 6/15/38	2,975	3,028
Series 2005 D:
5% 6/15/37	16,090	16,444
5% 6/15/38	20,050	20,482
5% 6/15/39	3,755	3,834
5% 6/15/39	2,800	2,859
Series 2006 C:
4.75% 6/15/33	3,000	3,025
4.75% 6/15/33	3,800	3,832
Series 2007 DD:
4.75% 6/15/35	3,000	3,006
4.75% 6/15/36	3,000	3,011
Series 2008 AA, 5% 6/15/27	10,000	10,496
Series 2009 A, 5.75% 6/15/40	10,025	10,896
Series 2009 DD, 6% 6/15/40	1,115	1,232
Series 2009 EE, 5.25% 6/15/40	5,000	5,222
Series 2009 GG1, 5% 6/15/39	5,000	5,107
Series FF 2, 5.5% 6/15/40	2,700	2,893
Series GG, 5.25% 6/15/40	10,000	10,445
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,043
Series 2008 S1, 5% 1/15/34	10,000	10,195
Series 2009 S1:
5.5% 7/15/31	5,000	5,334
5.5% 7/15/38	2,900	3,068
5.625% 7/15/38	2,900	3,094
Series 2009 S2, 6% 7/15/38	7,500	8,285
Series 2009 S3:
5.25% 1/15/39	3,400	3,528
5.375% 1/15/34	13,435	14,249
Series 2009 S4:
5.5% 1/15/34	1,000	1,070
5.5% 1/15/39	4,000	4,240
5.75% 1/15/39	2,900	3,127
Series 2009 S5, 5.25% 1/15/39	10,180	10,563
New York City Transitional Fin. Auth. Rev.:
Series 2001 C, 5.375% 2/1/17	1,000	1,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2002 A, 5.375% 11/15/21	$ 1,100	$ 1,162
Series 2003 D:
5% 2/1/31	20,025	20,559
5.25% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,385	10,196
5.25% 2/1/19	8,075	8,671
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,308
Series 2004 B:
5% 8/1/32	5,000	5,125
5.25% 8/1/19	3,000	3,237
Series 2004 C:
5% 2/1/28	15,000	15,621
5% 2/1/33 (FGIC Insured)	7,350	7,498
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,407
New York City Trust Cultural Resources Rev.:
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,269
(The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (a)	4,000	4,099
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	48,000	44,639
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2005 B, 5.5% 3/15/22	7,025	8,232
Series 2006 D, 5% 3/15/36	3,320	3,395
Series 2007 A, 5% 3/15/37	1,700	1,740
Series 2008 B:
5.25% 3/15/38	1,500	1,576
5.75% 3/15/36	8,000	8,815
Series 2006 C, 5% 12/15/31	10,000	10,356
Series 2009 A, 5% 2/15/34	14,500	14,977
Series A, 5% 2/15/39	19,705	20,234
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,429
5.75% 7/1/13 (AMBAC Insured)	3,000	3,215
Series C, 7.5% 7/1/10	1,410	1,470
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,900	$ 2,170
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,867
(Cornell Univ. Proj.) Series 2009 A:
5% 7/1/22	1,730	1,938
5% 7/1/23	1,315	1,465
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,270	2,305
5.85% 8/1/40	9,500	9,647
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	14,275
5.5% 5/15/21 (AMBAC Insured)	10,000	10,958
5.5% 5/15/28	2,700	2,913
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	2,240	2,446
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	2,003
5% 7/1/14	2,510	2,602
Series 2007 A:
5% 7/1/10	1,000	1,012
5% 7/1/11	1,365	1,400
5% 7/1/12	1,530	1,583
Series 2007 B, 5.25% 7/1/24	105	104
(New York Univ. Proj.):
Series 1998 A, 5.75% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	12,861
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,487
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	784
5.5% 7/1/19 (AMBAC Insured)	1,705	1,764
5.5% 7/1/20 (AMBAC Insured)	860	889
Series 2008 A, 5.25% 7/1/48	11,930	12,187
Series 2008 B, 5.25% 7/1/48	8,000	8,172
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	8,085
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	$ 2,000	$ 2,032
5% 5/1/21	1,315	1,320
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,555
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,172
6.125% 12/1/29	1,000	909
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	15,761
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,446
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,561
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,783
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	536
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	18,859
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,649
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,813
Series B, 7.5% 5/15/11	1,035	1,125
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,000	2,119
5.5% 3/1/39	2,500	2,603
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,220
5% 7/1/39	19,005	19,129
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,160
6% 7/1/15	1,160	1,219
6% 7/1/16	1,230	1,284
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	696
5.375% 7/1/17 (AMBAC Insured)	370	383
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	$ 630	$ 633
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,260	32,386
Series 2002 B:
5.25%, tender 5/15/12 (a)	10,415	11,222
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,941
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,861
6%, tender 5/15/12 (a)	11,000	12,055
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,506
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,820
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,908
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,147
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	544
Series 2002 D:
5% 6/15/20	9,000	9,495
5.125% 6/15/31	6,900	7,125
Series 2002 G, 5.25% 10/15/20	1,255	1,304
Series 2004 F, 5% 6/15/34	4,825	4,957
Series 2003 I, 5% 6/15/24	2,000	2,106
Series 2004 D, 5% 2/15/34	12,150	12,492
Series 2005 B, 5.5% 10/15/21	3,985	4,719
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1996 C, 5.85% 7/15/15	30	30
Series A, 7% 6/15/12	190	190
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	1,115	1,226
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,288
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	14,234
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.: - continued
Series 2009 A:
5.5% 11/15/39	$ 10,400	$ 11,093
5.625% 11/15/39	6,000	6,455
Series B, 5% 11/15/34	19,560	20,167
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,273
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,637
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,261
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,258
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,336
Series 2007 B:
5% 11/15/26	8,185	8,414
5% 11/15/28	2,235	2,253
Series 2008 A, 5.25% 11/15/36	15,000	15,235
Series 2008 C, 6.5% 11/15/28	9,445	10,662
New York Pwr. Auth. Series 2000 A, 5.25% 11/15/40	25,860	26,053
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,635
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	10,955
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 4.875%, tender 1/4/10 (a)	4,750	4,755
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,835	1,952
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,847
5.25% 1/1/27	6,570	6,857
Series 2007 H:
5% 1/1/21	5,755	6,140
5% 1/1/25	13,000	13,602
5% 1/1/26	4,000	4,166
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,660	10,556
5.5% 4/1/20 (AMBAC Insured)	43,375	49,539
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Hwy. & Bridge Trust Fund: - continued
Series 2007 B, 5% 4/1/27	$ 6,750	$ 7,082
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,562
5.25% 3/15/25	8,000	8,686
5.25% 3/15/26	12,080	13,056
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/15	3,025	3,259
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series 2002 A, 5.5%, tender 1/1/11 (a)	1,880	1,971
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,658
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,832
Series 2004 A2, 5.5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	23,000	26,742
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,648
5% 1/1/24 (FSA Insured)	5,975	6,413
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/10 (Escrowed to Maturity) (c)	95	97
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	115
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	117
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,168
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	133
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,338
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,017
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,233
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series 2004 A, 5% 12/1/10	895	907
Series 2007 B, 5.25% 12/1/32	680	645
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,109
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22	$ 4,305	$ 4,434
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,182
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,397
5.25% 6/1/22 (AMBAC Insured)	8,070	8,403
5.5% 6/1/14	3,330	3,334
5.5% 6/1/15	6,700	6,816
5.5% 6/1/16	17,500	17,777
5.5% 6/1/17	7,000	7,228
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,143
5.5% 6/1/19	4,600	4,875
Series 2003B 1C:
5.5% 6/1/14	5,000	5,005
5.5% 6/1/15	11,800	12,005
5.5% 6/1/16	10,040	10,400
5.5% 6/1/17	5,700	5,885
5.5% 6/1/18	3,800	3,981
5.5% 6/1/19	13,620	14,434
5.5% 6/1/20	16,000	16,884
5.5% 6/1/21	12,070	12,716
5.5% 6/1/22	9,700	10,180
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	1,705	1,723
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,556
Series 2007 A, 5% 11/15/27	6,410	6,774
Series 2008 A:
5% 11/15/37	13,000	13,345
5.25% 11/15/38	14,500	15,232
Series 2008 C, 5% 11/15/38	16,905	17,362
Series 2001 A:
5% 1/1/32	3,010	3,048
5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,479
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series 2002 A, 5.25% 1/1/19	$ 1,100	$ 1,161
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,237
		1,653,243
New York & New Jersey - 3.1%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,019
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	4,190
134th Series, 5% 1/15/39	10,000	10,218
136th Series, 5.25% 11/1/16 (b)	4,510	4,751
138th Series, 5% 12/1/13 (b)	4,500	4,751
141st Series:
5% 9/1/18 (b)	6,045	6,170
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,651
147th Series, 5% 10/15/17 (b)	5,000	5,211
85th Series, 5.375% 3/1/28	6,205	6,937
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,286
		55,184
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,024
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	993
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,340
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,166
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,623
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,087
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,085
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41	33,500	5,098
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.: - continued
Series 2007 A:
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,650	$ 186
0% 8/1/47 (AMBAC Insured)	2,400	227
Series 2009 A, 6% 8/1/42	2,900	3,039
		25,868
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Rev. Series 2009 B:
5% 10/1/16	4,000	4,178
5% 10/1/17	2,750	2,854
		7,032
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $1,721,808)	1,746,402
NET OTHER ASSETS - 2.3%	41,451
NET ASSETS - 100%	$ 1,787,853
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $1,721,700,000. Net unrealized appreciation aggregated $24,702,000, of which $38,244,000 related to appreciated investment securities and $13,542,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor New York
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® New York Municipal
Income Fund

1.809540.105

ASNM-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount (000s)	Value (000s)
Commonwealth Of Mariannas - 0.3%
Northern Mariana Islands Gen. Oblig. Series 2003 A, 6.75% 10/1/33 (Pre-Refunded to 10/1/13 @ 100) (c)	$ 4,300	$ 5,075
New York - 92.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	3,147
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series 2007 A1, 5% 8/1/12	500	512
Series 2007 A2, 5% 8/1/11	750	765
Erie County Gen. Oblig. Series 2002 A:
5% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,625	2,727
5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,736
5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,028
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,703
5.75% 5/1/20 (FSA Insured)	1,400	1,506
5.75% 5/1/21	1,755	1,880
5.75% 5/1/22	4,900	5,227
5.75% 5/1/23	1,000	1,063
Series 2004:
5.75% 5/1/17	5,950	6,486
5.75% 5/1/19 (FSA Insured)	5,000	5,399
5.75% 5/1/23 (FSA Insured)	9,620	10,322
5.75% 5/1/25 (FSA Insured)	2,000	2,136
5.75% 5/1/26	8,985	9,565
Series 2007 A, 5.75% 5/1/27	5,000	5,381
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,559
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,098
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,718
Hempstead Local Dev. Corp. Rev. (Adelphi Univ. Proj.):
Series 2009 A:
5% 2/1/12	1,000	1,064
5% 2/1/14	1,035	1,128
Series 2009 B, 5.25% 2/1/39	1,200	1,227
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) Series 2001, 5% 12/1/10 (a)	7,000	7,022
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	$ 2,010	$ 1,376
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	18,969
Series 2006 E, 5% 12/1/17	10,000	10,796
Series 2009 A:
5.75% 4/1/39	6,500	7,019
6.25% 4/1/33	1,655	1,872
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,160
5.75% 7/1/31	3,025	3,126
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,181
5.5% 7/1/23	5,000	5,196
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,255
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000	1,041
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,556
5% 8/1/13	1,650	1,726
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,034
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	75	78
Series 2001 B, 5.875% 11/1/11	540	560
Series 2001 C, 5.625% 11/1/10	270	270
Series 2001 D, 5.625% 11/1/10	1,225	1,269
New York City Gen. Oblig.:
Series 1997 B, 6.5% 8/15/11	1,000	1,094
Series 2000 A, 6.5% 5/15/11	195	203
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,720
Series 2002 A, 5.75% 8/1/14	5,000	5,482
Series 2002 A1, 5.25% 11/1/14	1,350	1,451
Series 2002 B:
5.75% 8/1/14	3,000	3,289
5.75% 8/1/15	3,500	3,820
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2003 A:
5.5% 8/1/14	$ 3,205	$ 3,551
5.5% 8/1/20	7,000	7,558
Series 2003 E, 5.25% 8/1/14	3,390	3,726
Series 2003 J:
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,864
5.5% 6/1/19	2,395	2,585
5.5% 6/1/20 (AMBAC Insured)	6,000	6,458
Series 2004 B, 5.25% 8/1/15	9,855	10,901
Series 2005 F, 5.25% 8/1/12	2,000	2,110
Series 2005 G:
5.25% 8/1/16	9,010	10,087
5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,289
Series 2005 O, 5% 6/1/22	5,000	5,240
Series 2006 A, 5% 8/1/19	3,000	3,194
Series 2008 A1, 5.25% 8/15/27	15,000	16,089
Series 2008 D1, 5.125% 12/1/23	5,000	5,335
Series I-1, 5% 4/1/17	7,215	7,831
New York City Health & Hosp. Corp. Rev.:
Series 2002 A:
5.5% 2/15/16 (FSA Insured)	2,605	2,722
5.5% 2/15/17 (FSA Insured)	3,000	3,120
5.5% 2/15/18 (FSA Insured)	2,500	2,589
5.5% 2/15/19 (FSA Insured)	1,250	1,290
Series 2008 A, 5.5% 2/15/21	9,630	10,420
New York City Indl. Dev. Agcy. Civic Facility Rev. (Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,323
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	1,575	1,575
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,045
Series 2002 A:
5% 6/15/32	5,000	5,062
5.125% 6/15/34	16,500	16,816
Series 2002 G:
5.125% 6/15/32	3,000	3,043
5.125% 6/15/32 (FGIC Insured)	4,750	4,818
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2003 A, 5.125% 6/15/34	$ 4,200	$ 4,280
Series 2003 E:
5% 6/15/34	2,000	2,040
5% 6/15/38	2,975	3,028
Series 2005 D:
5% 6/15/37	16,090	16,444
5% 6/15/38	20,050	20,482
5% 6/15/39	3,755	3,834
5% 6/15/39	2,800	2,859
Series 2006 C:
4.75% 6/15/33	3,000	3,025
4.75% 6/15/33	3,800	3,832
Series 2007 DD:
4.75% 6/15/35	3,000	3,006
4.75% 6/15/36	3,000	3,011
Series 2008 AA, 5% 6/15/27	10,000	10,496
Series 2009 A, 5.75% 6/15/40	10,025	10,896
Series 2009 DD, 6% 6/15/40	1,115	1,232
Series 2009 EE, 5.25% 6/15/40	5,000	5,222
Series 2009 GG1, 5% 6/15/39	5,000	5,107
Series FF 2, 5.5% 6/15/40	2,700	2,893
Series GG, 5.25% 6/15/40	10,000	10,445
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,043
Series 2008 S1, 5% 1/15/34	10,000	10,195
Series 2009 S1:
5.5% 7/15/31	5,000	5,334
5.5% 7/15/38	2,900	3,068
5.625% 7/15/38	2,900	3,094
Series 2009 S2, 6% 7/15/38	7,500	8,285
Series 2009 S3:
5.25% 1/15/39	3,400	3,528
5.375% 1/15/34	13,435	14,249
Series 2009 S4:
5.5% 1/15/34	1,000	1,070
5.5% 1/15/39	4,000	4,240
5.75% 1/15/39	2,900	3,127
Series 2009 S5, 5.25% 1/15/39	10,180	10,563
New York City Transitional Fin. Auth. Rev.:
Series 2001 C, 5.375% 2/1/17	1,000	1,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2002 A, 5.375% 11/15/21	$ 1,100	$ 1,162
Series 2003 D:
5% 2/1/31	20,025	20,559
5.25% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,385	10,196
5.25% 2/1/19	8,075	8,671
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,308
Series 2004 B:
5% 8/1/32	5,000	5,125
5.25% 8/1/19	3,000	3,237
Series 2004 C:
5% 2/1/28	15,000	15,621
5% 2/1/33 (FGIC Insured)	7,350	7,498
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,407
New York City Trust Cultural Resources Rev.:
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,269
(The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (a)	4,000	4,099
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	48,000	44,639
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2005 B, 5.5% 3/15/22	7,025	8,232
Series 2006 D, 5% 3/15/36	3,320	3,395
Series 2007 A, 5% 3/15/37	1,700	1,740
Series 2008 B:
5.25% 3/15/38	1,500	1,576
5.75% 3/15/36	8,000	8,815
Series 2006 C, 5% 12/15/31	10,000	10,356
Series 2009 A, 5% 2/15/34	14,500	14,977
Series A, 5% 2/15/39	19,705	20,234
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,429
5.75% 7/1/13 (AMBAC Insured)	3,000	3,215
Series C, 7.5% 7/1/10	1,410	1,470
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,900	$ 2,170
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,867
(Cornell Univ. Proj.) Series 2009 A:
5% 7/1/22	1,730	1,938
5% 7/1/23	1,315	1,465
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,270	2,305
5.85% 8/1/40	9,500	9,647
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	14,275
5.5% 5/15/21 (AMBAC Insured)	10,000	10,958
5.5% 5/15/28	2,700	2,913
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	2,240	2,446
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	2,003
5% 7/1/14	2,510	2,602
Series 2007 A:
5% 7/1/10	1,000	1,012
5% 7/1/11	1,365	1,400
5% 7/1/12	1,530	1,583
Series 2007 B, 5.25% 7/1/24	105	104
(New York Univ. Proj.):
Series 1998 A, 5.75% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	12,861
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,487
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	784
5.5% 7/1/19 (AMBAC Insured)	1,705	1,764
5.5% 7/1/20 (AMBAC Insured)	860	889
Series 2008 A, 5.25% 7/1/48	11,930	12,187
Series 2008 B, 5.25% 7/1/48	8,000	8,172
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	8,085
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	$ 2,000	$ 2,032
5% 5/1/21	1,315	1,320
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,555
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,172
6.125% 12/1/29	1,000	909
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	15,761
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,446
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,561
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,783
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	536
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	18,859
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,649
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,813
Series B, 7.5% 5/15/11	1,035	1,125
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,000	2,119
5.5% 3/1/39	2,500	2,603
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,220
5% 7/1/39	19,005	19,129
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,160
6% 7/1/15	1,160	1,219
6% 7/1/16	1,230	1,284
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	696
5.375% 7/1/17 (AMBAC Insured)	370	383
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	$ 630	$ 633
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,260	32,386
Series 2002 B:
5.25%, tender 5/15/12 (a)	10,415	11,222
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,941
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,861
6%, tender 5/15/12 (a)	11,000	12,055
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,506
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,820
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,908
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,147
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	544
Series 2002 D:
5% 6/15/20	9,000	9,495
5.125% 6/15/31	6,900	7,125
Series 2002 G, 5.25% 10/15/20	1,255	1,304
Series 2004 F, 5% 6/15/34	4,825	4,957
Series 2003 I, 5% 6/15/24	2,000	2,106
Series 2004 D, 5% 2/15/34	12,150	12,492
Series 2005 B, 5.5% 10/15/21	3,985	4,719
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1996 C, 5.85% 7/15/15	30	30
Series A, 7% 6/15/12	190	190
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	1,115	1,226
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,288
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	14,234
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.: - continued
Series 2009 A:
5.5% 11/15/39	$ 10,400	$ 11,093
5.625% 11/15/39	6,000	6,455
Series B, 5% 11/15/34	19,560	20,167
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,273
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,637
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,261
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,258
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,336
Series 2007 B:
5% 11/15/26	8,185	8,414
5% 11/15/28	2,235	2,253
Series 2008 A, 5.25% 11/15/36	15,000	15,235
Series 2008 C, 6.5% 11/15/28	9,445	10,662
New York Pwr. Auth. Series 2000 A, 5.25% 11/15/40	25,860	26,053
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,635
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	10,955
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 4.875%, tender 1/4/10 (a)	4,750	4,755
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,835	1,952
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,847
5.25% 1/1/27	6,570	6,857
Series 2007 H:
5% 1/1/21	5,755	6,140
5% 1/1/25	13,000	13,602
5% 1/1/26	4,000	4,166
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,660	10,556
5.5% 4/1/20 (AMBAC Insured)	43,375	49,539
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Hwy. & Bridge Trust Fund: - continued
Series 2007 B, 5% 4/1/27	$ 6,750	$ 7,082
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,562
5.25% 3/15/25	8,000	8,686
5.25% 3/15/26	12,080	13,056
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/15	3,025	3,259
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series 2002 A, 5.5%, tender 1/1/11 (a)	1,880	1,971
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,658
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,832
Series 2004 A2, 5.5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	23,000	26,742
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,648
5% 1/1/24 (FSA Insured)	5,975	6,413
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/10 (Escrowed to Maturity) (c)	95	97
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	115
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	117
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,168
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	133
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,338
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,017
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,233
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series 2004 A, 5% 12/1/10	895	907
Series 2007 B, 5.25% 12/1/32	680	645
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,109
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22	$ 4,305	$ 4,434
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,182
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,397
5.25% 6/1/22 (AMBAC Insured)	8,070	8,403
5.5% 6/1/14	3,330	3,334
5.5% 6/1/15	6,700	6,816
5.5% 6/1/16	17,500	17,777
5.5% 6/1/17	7,000	7,228
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,143
5.5% 6/1/19	4,600	4,875
Series 2003B 1C:
5.5% 6/1/14	5,000	5,005
5.5% 6/1/15	11,800	12,005
5.5% 6/1/16	10,040	10,400
5.5% 6/1/17	5,700	5,885
5.5% 6/1/18	3,800	3,981
5.5% 6/1/19	13,620	14,434
5.5% 6/1/20	16,000	16,884
5.5% 6/1/21	12,070	12,716
5.5% 6/1/22	9,700	10,180
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	1,705	1,723
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,556
Series 2007 A, 5% 11/15/27	6,410	6,774
Series 2008 A:
5% 11/15/37	13,000	13,345
5.25% 11/15/38	14,500	15,232
Series 2008 C, 5% 11/15/38	16,905	17,362
Series 2001 A:
5% 1/1/32	3,010	3,048
5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,479
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series 2002 A, 5.25% 1/1/19	$ 1,100	$ 1,161
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,237
		1,653,243
New York & New Jersey - 3.1%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,019
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	4,190
134th Series, 5% 1/15/39	10,000	10,218
136th Series, 5.25% 11/1/16 (b)	4,510	4,751
138th Series, 5% 12/1/13 (b)	4,500	4,751
141st Series:
5% 9/1/18 (b)	6,045	6,170
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,651
147th Series, 5% 10/15/17 (b)	5,000	5,211
85th Series, 5.375% 3/1/28	6,205	6,937
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,286
		55,184
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,024
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	993
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,340
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,166
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,623
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,087
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,085
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41	33,500	5,098
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.: - continued
Series 2007 A:
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,650	$ 186
0% 8/1/47 (AMBAC Insured)	2,400	227
Series 2009 A, 6% 8/1/42	2,900	3,039
		25,868
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Rev. Series 2009 B:
5% 10/1/16	4,000	4,178
5% 10/1/17	2,750	2,854
		7,032
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $1,721,808)	1,746,402
NET OTHER ASSETS - 2.3%	41,451
NET ASSETS - 100%	$ 1,787,853
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $1,721,700,000. Net unrealized appreciation aggregated $24,702,000, of which $38,244,000 related to appreciated investment securities and $13,542,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2009